Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,537,557,823	$ 235,641,046	¥ 2,860,938,368	¥ 2,501,188,374
Other current assets	762,312,764	116,829,542	1,638,904,061
Total current assets	11,690,476,076	1,791,643,843	17,023,490,766
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	349,275,523	53,528,816	44,779,440
Total non-current assets	1,707,555,634	261,694,350	1,338,112,804
TOTAL ASSETS	13,398,031,710	2,053,338,193	18,361,603,570
Current liabilities:
Accrued expenses and other current liabilities	336,790,094	51,615,342	718,265,702
Total current liabilities	472,608,238	72,430,383	3,897,321,228
Convertible senior notes	822,004,519	125,977,704	2,339,551,570
TOTAL NON-CURRENT LIABILITIES	1,015,579,621	155,644,386	2,540,230,713
Total liabilities	1,488,187,859	228,074,769	6,437,551,941
Shareholders' equity
Treasury shares	(371,551,131)	(56,942,702)	(362,130,324)
Additional paid-in capital	4,007,259,660	614,139,411	3,967,733,108
Accumulated other comprehensive loss	51,419,766	7,880,424	12,965,166
Retained earnings	8,315,379,200	1,274,387,616	8,331,238,537
Total shareholders' equity	11,899,843,851	1,823,730,857	11,924,051,629
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	13,398,031,710	2,053,338,193	18,361,603,570
Class A Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	132,052	20,238	131,638
Class B Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	43,836	6,718	43,836
Parent Company [Member]
Current assets:
Cash and cash equivalents	813,175,789	124,624,642	977,408,741
Short-term amounts due from related parties	1,743,981,590	267,276,871	2,640,126,978
Other current assets			618,772
Total current assets	2,557,157,379	391,901,513	3,618,154,491
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	10,178,732,276	1,559,958,969	10,666,422,196
Total non-current assets	10,178,732,276	1,559,958,969	10,666,422,196
TOTAL ASSETS	12,735,889,655	1,951,860,482	14,284,576,687
Current liabilities:
Accrued expenses and other current liabilities	6,206,202	951,142	16,524,612
Short-term amounts due to related parties	7,835,083	1,200,779	4,448,876
Total current liabilities	14,041,285	2,151,921	20,973,488
Non-current liabilities
Convertible senior notes	822,004,519	125,977,704	2,339,551,570
TOTAL NON-CURRENT LIABILITIES	822,004,519	125,977,704	2,339,551,570
Total liabilities	836,045,804	128,129,625	2,360,525,058
Shareholders' equity
Treasury shares	(371,551,131)	(56,942,702)	(362,130,324)
Additional paid-in capital	4,007,259,660	614,139,411	3,967,733,108
Accumulated other comprehensive loss	(51,419,766)	(7,880,424)	(12,965,166)
Retained earnings	8,315,379,200	1,274,387,616	8,331,238,537
Total shareholders' equity	11,899,843,851	1,823,730,857	11,924,051,629
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	12,735,889,655	1,951,860,482	14,284,576,687
Parent Company [Member] | Class A Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	132,052	20,238	131,638
Parent Company [Member] | Class B Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	¥ 43,836	$ 6,718	¥ 43,836